Income Tax Provision (Details Narrative) - USD ($)	Nov. 30, 2022	Nov. 30, 2021
Income Tax Disclosure [Abstract]
Federal income tax	$ 123,759	$ 57,317
Net deferred tax assets	25,989
Valuation allowance	$ 25,989	$ 12,037